Lease - Schedule of Operating Lease Payments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Operating Lease Payments [Abstract]
Less than 1 year	¥ 256		¥ 816
Total minimum lease payments	256		816
Less: discounted interest	(2)		(10)
Present value of lease obligations	254		806
Less: current portion	(254)	$ (37)	(806)
Non-current portion of lease obligations